UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW August 14th 2007

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1Form 13F
Information Table Entry Total: 65Form 13F
Information Table Value Total: 588,100 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE	SHARES /SHARES/PRN	PUT/CALLINVESTME
NT OTHER VOTING SOLE
(x $1000)PRN AMT		 DISCRETN	  MANAGERS


ABBOTT LABORATORIES   COM	002824100     1,382 	 25,800    SH SOLE  01  1,381.59
ALEXANDRIA REAL EST   COM	015271109    34,094 	352,136    SH SOLE  01 34,093.81
ALTRIA GROUP INC      COM	 016214868	  281 	  4,000    SH		SOLE	01	280.56
AMERICA MOVIL SABSPON ADR A SHS  02364W105	  452 	  7,300    SH		SOLE	01	452.09
AMERICAN INT GROUP    COM	 026874107	3,466 	 49,500    SH	 	SOLE	01    3,466.49
APACHE CORP           COM	 037411105	  359 	  4,400    SH		SOLE	01	359.00
AQUANTIVE INC         COM	 03839G105	  957 	 15,000    SH		SOLE	01	957.00
AT&T INC              COM	 00206R102	2,366 	 57,000    SH		SOLE	01    2,365.50
AVERY DENNISON CORP   COM	 053611109	1,250 	 18,800    SH		SOLE	01    1,249.82
AVIS BUDGET GROUP     COM	 053774105	  441 	 15,500    SH		SOLE	01	440.67
B J SERVICES          COM	 055482103	  370 	 13,000    SH		SOLE	01	369.72
BERKSHIRE HATHAWAY A  COM	 084670108	3,394 	     31    SH		SOLE	01    3,393.73
BROOKFIELD PRPTY CRP	COM	112900105	30,344 1,167,512   SH SOLE  01  30,343.64
CATERPILLAR INC       COM	 149123101	2,192 	 28,000    SH		SOLE	01    2,192.40
CIA VALE DO RIO DOCE  SPONS ADR204412209	1,773	39,800	SH		SOLE	01    1,773.09
COCA COLA COMPANY     COM	 191216100	1,308 	 25,000    SH		SOLE	01    1,307.75
COLGATE PALMOLIVE     COM	 194162103	1,226 	 18,900    SH		SOLE	01    1,225.67
CORPORATE OFFICE PROSH BEN INT   22002T108	13,076  318,850	SH	SOLE	01	13,076.04
DEVELOPERS DIV REAL   COM	 251591103	6,540 	124,070    SH		SOLE	01    6,539.73
DIGITAL REALTY TRUST  COM	 253868103	61,213 1,624,538	SH	SOLE	01	61,212.59
DIRECTV GROUP INC     COM	 25459L106	1,406 	 60,823    SH		SOLE	01    1,405.62
DOUGLAS EMMETT INC    COM	 25960P109	38,832 1,569,601    SH		SOLE	01	38,831.93
DOW CHEMICAL          COM	 260543103	  849 	 19,200    SH		SOLE	01	849.02
DUPONT  DE NEMOURS    COM	 263534109	  656 	 12,900    SH		SOLE	01	655.84
EBAY INC              COM	 278642103	1,512 	 47,000    SH		SOLE	01    1,512.46
EMBRAER EM BRAS AERSPONADR A SHS 29081M102	  800 	 16,600    SH		SOLE	01	800.29
ENSCO INTERNAT INC    COM	 26874Q100	3,410 	 55,900    SH		SOLE	01    3,410.46
FANNIE MAE            COM	 313586109	2,365 	 36,200    SH		SOLE	01    2,364.95
GENERAL ELECTRIC CO   COM	 369604103	4,456 	116,400    SH		SOLE	01    4,455.79
GENTEX CORP           COM	 371901109	2,115 	107,400    SH		SOLE	01    2,114.71
GENZYME CORPORATION   COM	 372917104	1,140 	 17,700    SH		SOLE	01    1,139.88
HARTFORD FIN SERV GP  COM	 416515104	1,379 	 14,000    SH		SOLE	01    1,379.14
HOST HOTELS RESORTS   COM	 44107P104     14,471   625,915	SH		SOLE	01	14,471.15
INTUIT INC            COM	 461202103	1,805 	 60,000    SH		SOLE	01    1,804.80
JOHNSON AND JOHNSON  CL A	 478160104	1,294 	 21,000    SH		SOLE	01    1,294.02
KBR INC               COM	 48242W106	  393 	 15,000    SH		SOLE	01      393.45
KILROY REALTY CORP    COM	 49427F108 	20,688   292,035   SH		SOLE	01	20,687.76
KIMCO REALTY CORP     COM	 49446R109	 31,491 827,176    SH		SOLE	01	31,490.59
KITE REALTY GROUP     COM	 49803T102	3,969 	208,666    SH		SOLE	01    3,968.83
KRAFT FOODS INC-A     COM	 50075N104	   98 	  2,768    SH		SOLE	01	 97.57
KROGER COMPANY        COM	 501044101	3,257 	115,780    SH		SOLE	01    3,256.89
LEGGETT & PLATT       COM	 524660107	  955 	 43,300    SH		SOLE	01	954.77
MEDIMMUNE INC         COM	 584699102	2,255 	 38,900    SH		SOLE	01    2,255.03
MEDTRONIC INC         COM	 585055106	1,701 	 32,800    SH		SOLE	01    1,701.01
MICROSOFT CORP        COM	 594918104	2,234 	 75,800    SH		SOLE	01    2,233.83
MOTOROLA INC          COM	 620076109	  354 	 20,000    SH		SOLE	01	354.00
NAT/WIDE FIN SERV  A  COM	 638612101	1,720 	 27,200    SH		SOLE	01    1,719.58
ORACLE CORPORATION    COM	 68389X105	1,746 	 88,600    SH		SOLE	01    1,746.31
PROCTER & GAMBLE      COM	 742718109	1,469 	 24,000    SH		SOLE	01    1,468.56
PROLOGIS              COM	743410102     31,755	558,089    SH		SOLE	01	31,755.26
QUALCOMM INC          COM	 747525103	1,605 	 37,000    SH		SOLE	01    1,605.43
REGENCY CENTERS CORP  COM	 758849103	19,958   283,090   SH		SOLE	01	19,957.85
RTI INTL METALS       COM	 74973W107	  904 	 12,000    SH		SOLE	01      904.44
S&P 500 DEPOSIT REC UNIT SER  1	 78462F103	5,521	36,700    SH		SOLE	01	5,520.78
SCHLUMBERGER LTD      COM	 806857108	  425 	  5,000    SH		SOLE	01      424.70
SIMON PROPERTY GROUP  COM	 828806109	63,051	677,675    SH		SOLE	01   63,050.88
SL GREEN REALTY CORP  COM	 78440X101	91,180   735,979   SH		SOLE	01	91,180.44
SPIRIT AEROSYS HLDG   COM CL A   848574109	541 	 15,000    SH		SOLE	01	540.75
SYBASE INC            COM	 871130100	  358 	 15,000    SH		SOLE	01	358.35
SYMANTEC CORP         COM	 871503108	1,345 	 66,600    SH		SOLE	01    1,345.32
TANGER FACTORY OUT    COM	 875465106	26,761   714,578    SH		SOLE	01	26,760.95
THOR INDUSTRIES INC   COM	 885160101	  903 	 20,000    SH		SOLE	01	902.80
TIM PARTICIPACOES SA  SP ADR PFD 88706P106	  259 	  7,500    SH		SOLE	01	258.53
TIME WARNER INC       COM	 887317105	3,970 	188,700    SH		SOLE	01    3,970.25
TITANIUM METALS CORP  COM	 888339207	1,904 	 59,700    SH		SOLE	01    1,904.43
VORNADO REALTY TRUST  COM	929042109	19,233   175,100   SH		SOLE	01	19,232.98
W&T OFFSHORE INC      COM	 92922P106  	419.85	 15,000    SH		SOLE	01     419.85
WESTERN UNION COMP    COM	 959802109	1583.08    76,000  SH		SOLE	01    1,583.08
WYNDHAM WORLD CORP    COM	 98310W108	1,124 	 31,000    SH		SOLE	01    1,124.06